BANK BORROWINGS (Details)	12 Months Ended																														12 Months Ended		3 Months Ended				12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		4 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Bank borrowings USD ($)	Dec. 31, 2012 Bank borrowings USD ($)	Dec. 31, 2011 Bank borrowings USD ($)
Dec. 31, 2012
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $7,872,032 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in July 2013
USD ($)

Dec. 31, 2012
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $7,872,032 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in July 2013
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,008,072 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on May 29, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,008,072 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on May 29, 2014
CNY

Dec. 31, 2012
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,008,072 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on May 29, 2014
USD ($)

Dec. 31, 2012
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,008,072 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on May 29, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to an overseas commercial bank, principal of $10,000,000 and $20,000,000 as of December 31, 2012 and 2013 respectively, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by Bona International, due on November 20, 2015
Minimum

Dec. 31, 2012
PRC commercial bank
Loan payable to an overseas commercial bank, principal of $10,000,000 and $20,000,000 as of December 31, 2012 and 2013 respectively, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by Bona International, due on November 20, 2015
Minimum

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,142,005 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on May 31, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,142,005 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on May 31, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,499,204 (equivalent of RMB40 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 24, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,499,204 (equivalent of RMB40 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 24, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,591,661 (equivalent of RMB22 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 30, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,591,661 (equivalent of RMB22 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 30, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,265,146 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 29, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,265,146 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 29, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,795,830 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 30, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,795,830 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 30, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,795,830 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on July 30, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,795,830 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on July 30, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,624,801 (equivalent of RMB10 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on January 24, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,624,801 (equivalent of RMB10 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on January 24, 2014
CNY

Dec. 31, 2012
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $4,465,000, bearing interest at 3.18% per annum, guaranteed by $4,723,219 (equivalent of RMB30 million) of the Company's restricted cash, repaid in January 2013
USD ($)

Dec. 31, 2012
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $4,465,000, bearing interest at 3.18% per annum, guaranteed by $4,723,219 (equivalent of RMB30 million) of the Company's restricted cash, repaid in January 2013
CNY

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $10,000,000 and $20,000,000 as of December 31, 2012 and 2013 respectively, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by Bona International, due on November 20, 2015
USD ($)
item

Dec. 31, 2012
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $10,000,000 and $20,000,000 as of December 31, 2012 and 2013 respectively, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by Bona International, due on November 20, 2015
USD ($)

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $10,000,000 and $20,000,000 as of December 31, 2012 and 2013 respectively, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by Bona International, due on November 20, 2015
Maximum
item

Sep. 30, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $10,000,000 and $20,000,000 as of December 31, 2012 and 2013 respectively, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by Bona International, due on November 20, 2015
Maximum
item

Jun. 30, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $10,000,000 and $20,000,000 as of December 31, 2012 and 2013 respectively, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by Bona International, due on November 20, 2015
Maximum
item

Feb. 28, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $10,000,000 and $20,000,000 as of December 31, 2012 and 2013 respectively, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by Bona International, due on November 20, 2015
Maximum
item

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $10,000,000 and $20,000,000 as of December 31, 2012 and 2013 respectively, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by Bona International, due on November 20, 2015
Minimum
USD ($)

Nov. 30, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,943,000, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $12,244,298 (equivalent of RMB75 million) of the Company's restricted cash, due on August 8, 2014
USD ($)

Sep. 30, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,943,000, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $12,244,298 (equivalent of RMB75 million) of the Company's restricted cash, due on August 8, 2014
USD ($)
item

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,943,000, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $12,244,298 (equivalent of RMB75 million) of the Company's restricted cash, due on August 8, 2014
USD ($)

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,943,000, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $12,244,298 (equivalent of RMB75 million) of the Company's restricted cash, due on August 8, 2014
CNY

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,659,447, bearing interest at 3.25% per annum, guaranteed by $10,162,528 (equivalent of RMB62 million) of the Company's restricted cash, due on September 10, 2014
USD ($)

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,659,447, bearing interest at 3.25% per annum, guaranteed by $10,162,528 (equivalent of RMB62 million) of the Company's restricted cash, due on September 10, 2014
CNY

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $5,620,000, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $5,911,233 (equivalent of RMB36 million) of the Company's restricted cash, due on August 8, 2014
USD ($)

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $5,620,000, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $5,911,233 (equivalent of RMB36 million) of the Company's restricted cash, due on August 8, 2014
CNY

BANK BORROWINGS
Principal amount borrowed							$ 7,872,032	50,000,000	$ 8,008,072	50,000,000	$ 8,008,072	50,000,000			$ 8,142,005	50,000,000	$ 6,499,204	40,000,000	$ 3,591,661	22,000,000	$ 3,265,146	20,000,000	$ 1,795,830	11,000,000	$ 1,795,830	11,000,000	$ 1,624,801	10,000,000	$ 4,465,000		$ 20,000,000	$ 10,000,000							$ 11,643,000	$ 9,943,000		$ 9,659,447		$ 5,620,000
Interest rate (as a percent)							7.20%	7.20%	6.15%	6.15%	6.15%	6.15%	3.50%	3.50%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	3.18%	3.18%												3.25%	3.25%
Loans guaranteed by restricted cash																													4,723,219	30,000,000										12,244,298	75,000,000	10,162,528	62,000,000	5,911,233	36,000,000
Number of the banks from which the group borrowed loans																																							4
Number of quarters figures used to calculate ratios																															4
Loan repaid				18,202,865	21,142,272																																	1,700,000
Cash assets required during the term of the loans																																					5,000,000
EBITDA Ratio Covenant																																	3.0	4.25	4.75	3.8
Ratio of total liabilities to tangible net worth																																				2
Interest expenses capitalized to production costs				1,509,967	586,841	1,081,178
Variable rate basis																															LIBOR	LIBOR								one month LIBOR	one month LIBOR			one month LIBOR	one month LIBOR
Margin on variable rate basis (as a percent)																															3.25%	3.25%								2.95%	2.95%			2.95%	2.95%
Annual interest rate spread (as a percent)																																										1.50%	1.50%
Changes in the balances of bank borrowings
Balance at the beginning of the period	30,567,714			30,567,714	12,561,806		8,043,210		8,274,932		8,040,635				8,277,582		6,622,066		3,642,136		3,311,033		1,821,068		1,821,068		1,655,517		4,473,107		10,010,762
Additional bank borrowings				67,493,924	38,974,694
Accrued interest expenses				2,716,165	976,738	1,376,547
Payments of principal during the year				(18,202,865)	(21,142,272)																																	(1,700,000)
Payments of interest expenses during the year	(3,427,798)	(967,100)	(1,502,957)	(2,638,214)	(967,100)
Exchange differences				767,067	163,848
Balance at the end of the period	80,703,791	30,567,714		80,703,791	30,567,714	12,561,806	8,043,210		8,274,932		8,040,635				8,277,582		6,622,066		3,642,136		3,311,033		1,821,068		1,821,068		1,655,517		4,473,107		20,026,587	10,010,762								9,968,203		9,663,599		5,620,000
Including:
Current	60,703,791	12,542,161		60,703,791	12,542,161
Non-current	20,000,000	18,025,553		20,000,000	18,025,553
Total	80,703,791	30,567,714		80,703,791	30,567,714	12,561,806	8,043,210		8,274,932		8,040,635				8,277,582		6,622,066		3,642,136		3,311,033		1,821,068		1,821,068		1,655,517		4,473,107		20,026,587	10,010,762								9,968,203		9,663,599		5,620,000
Expected repayment of the borrowings
2014				60,703,791
2015				20,000,000
2016				0
2017				0
2018				$ 0